Victory Funds

Victory Sophus Emerging Markets Fund

Supplement dated June 29, 2018

to the Summary Prospectus dated May 1, 2018

Effective June 29, 2018 the Summary Prospectus is being revised to add Maria Freund to the portfolio management team for the Victory Sophus Emerging Markets Fund.

The following is added to the table under the section “Management of the Fund — Investment Team” found on page 5 of the Summary Prospectus:

	Title	Tenure with the Fund
Maria Freund, CFA	Portfolio Manager	Since June 2018

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE